Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	Calvert Variable Products, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000743773
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 10, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Calvert Variable Products Inc Class I | Calvert VP S&P MidCap 400 Index Portfolio
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000743773_SupplementTextBlock
CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
(Class I)
Supplement to
Calvert Variable Products Prospectus (Calvert VP Index Portfolios)
dated May 1, 2016
Date of Supplement: August 10, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Change to Performance
Each of the performance charts/tables under “Investments, Risks and Performance – Performance” on page 5, is deleted and replaced by the following:

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/2009	19.74%
Worst Quarter (of periods shown)	12/31/2008	-25.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15)
Calvert Variable Products Inc Class I | Calvert VP S&P MidCap 400 Index Portfolio | Class I
Prospectus:	rr_ProspectusTable
Annual Return 2006	rr_AnnualReturn2006	9.72%
Annual Return 2007	rr_AnnualReturn2007	7.38%
Annual Return 2008	rr_AnnualReturn2008	(36.63%)
Annual Return 2009	rr_AnnualReturn2009	36.38%
Annual Return 2010	rr_AnnualReturn2010	25.98%
Annual Return 2011	rr_AnnualReturn2011	(2.24%)
Annual Return 2012	rr_AnnualReturn2012	17.31%
Annual Return 2013	rr_AnnualReturn2013	32.82%
Annual Return 2014	rr_AnnualReturn2014	9.25%
Annual Return 2015	rr_AnnualReturn2015	(2.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.93%)
Calvert Variable Products Inc Class I | Calvert VP S&P MidCap 400 Index Portfolio | Class I | Calvert VP S&P Mid Cap 400 Index Portfolio - Class I
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
5 Years	rr_AverageAnnualReturnYear05	10.12%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Calvert Variable Products Inc Class I | Calvert VP S&P MidCap 400 Index Portfolio | Class I | S&P Mid Cap 400 Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
5 Years	rr_AverageAnnualReturnYear05	10.68%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Calvert Variable Products Inc Class I | Calvert VP S&P MidCap 400 Index Portfolio | Class I | Lipper VA Mid-Cap Core Funds Average
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.38%)
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	7.15%